Derivative Financial Instruments and Off-balance sheet Financial Instruments - Volume and fair value positions of derivative instruments (Details) $ in Thousands	Dec. 31, 2020 USD ($) contract	Dec. 31, 2019 USD ($) contract
Derivatives, Fair Value
Total asset derivatives, Notional amount	$ 16,613
Total liability derivatives, Notional amount	95,879	$ 114,237
Total derivatives, Notional amount	$ 112,492	$ 114,237
Total asset derivatives, Number of contracts | contract	133	140
Total liability derivatives, Number of contracts | contract	132	140
Total derivatives, Number of contracts | contract	265	280
Net amount on balance sheet	$ 321,723	$ 236,723
Net amount on balance sheet	(25,354)	(18,727)
Total derivatives, Fair value, net	296,369	217,996
Asset derivatives, Gross asset	321,940	236,723
Liability derivatives, gross asset	430	846
Asset derivatives, gross liability	(217)	0
Liability derivatives, Gross liability	(25,784)	(19,573)
Interest rate cap agreements | Derivatives not designated as accounting hedging instruments | Other Investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	13,100
Net amount on balance sheet	23
Asset derivatives, Gross asset	23
Asset derivatives, gross liability	$ 0
Interest rate cap agreements | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Notional amount		13,400
Net amount on balance sheet		75
Liability derivatives, gross asset		75
Liability derivatives, Gross liability		$ 0
Options | Derivatives not designated as accounting hedging instruments | Other Investments
Derivatives, Fair Value
Total asset derivatives, Number of contracts | contract	132	140
Net amount on balance sheet	$ 8,000	$ 5,232
Asset derivatives, Gross asset	8,000	5,232
Asset derivatives, gross liability	$ 0	$ 0
Options | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Number of contracts | contract	132	139
Net amount on balance sheet	$ (5,411)	$ (2,832)
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	(5,411)	$ (2,832)
Futures | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Number of contracts | contract		1
Net amount on balance sheet		$ 0
Liability derivatives, gross asset		0
Liability derivatives, Gross liability		0
Foreign currency forwards | Derivatives not designated as accounting hedging instruments | Other Investments
Derivatives, Fair Value
Total asset derivatives, Notional amount	3,513
Net amount on balance sheet	(200)
Asset derivatives, Gross asset	17
Asset derivatives, gross liability	(217)
Foreign currency forwards | Derivatives not designated as accounting hedging instruments | Other liabilities & accrued expenses
Derivatives, Fair Value
Total liability derivatives, Notional amount	11,071	17,984
Net amount on balance sheet	250	683
Liability derivatives, gross asset	430	771
Liability derivatives, Gross liability	$ (180)	$ (88)
Other assets – Structured settlement annuity reinsurance agreement | Derivatives not designated as accounting hedging instruments | Other assets
Derivatives, Fair Value
Total asset derivatives, Number of contracts | contract	1	0
Net amount on balance sheet	$ 313,900	$ 231,491
Asset derivatives, Gross asset	313,900	231,491
Asset derivatives, gross liability	0	0
Accumulation benefits | Derivatives not designated as accounting hedging instruments | Contractholder funds
Derivatives, Fair Value
Total liability derivatives, Notional amount	18,322	23,629
Net amount on balance sheet	(423)	(1,987)
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	(423)	(1,987)
Guaranteed withdrawal benefits | Derivatives not designated as accounting hedging instruments | Contractholder funds
Derivatives, Fair Value
Total liability derivatives, Notional amount	14,146	15,369
Net amount on balance sheet	(292)	(427)
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	(292)	(427)
Equity-indexed options in life product contracts | Derivatives not designated as accounting hedging instruments | Contractholder funds
Derivatives, Fair Value
Total liability derivatives, Notional amount	52,340	43,855
Net amount on balance sheet	(19,478)	(14,239)
Liability derivatives, gross asset	0	0
Liability derivatives, Gross liability	$ (19,478)	$ (14,239)